Convertible Preferred Shares and Attached Warrants - Schedule of Fair Value of Warrants (Details) - February Two Thousand Twenty One Series A Convertible Preferred Shares and Warrants [Member]	Dec. 31, 2025
Expected term in years [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	5
Expected term in years [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	1
Expected term in years [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	5
Stock price (ADS) [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	96,525
Stock price (ADS) [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	98,150
Stock price (ADS) [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	96,525
Stock price per ADS [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	2.97
Stock price per ADS [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	3.02
Stock price per ADS [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	2.97
Expected dividend yield [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0
Expected dividend yield [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0
Expected dividend yield [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0
Volatility [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	43.05
Volatility [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	50.45
Volatility [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	43.05
Risk-free interest Rate [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0.63
Risk-free interest Rate [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0.21
Risk-free interest Rate [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0.63
Initial fair value per share [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	34,775
Initial fair value per share [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	17,225
Initial fair value per share [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	28,925
Initial Fair Value Per Share One [Member] | Series D [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	1.07
Initial Fair Value Per Share One [Member] | Series E [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0.53
Initial Fair Value Per Share One [Member] | Series F [Member]
Schedule of Fair Value of Warrants [Line Items]
Fair value of warrants	0.89